Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,356,342	$ 212,840	¥ 918,076	¥ 410,783
Amount due from related parties, net	410,088	64,352	289,156
Total current assets	4,150,845	651,357	1,874,638
Non-current assets:
Long-term Investments	241,527	37,901	96,362
Other non-current assets	127,321	19,980	14,520
Total non-current assets	3,351,917	525,989	3,351,700
TOTAL ASSETS	7,502,762	1,177,346	5,226,338
Current liabilities: (including amounts of the consolidated VIE without recourse to ATRenew Inc.) (See Note 2.2)
Short-term borrowings	94,999	14,907	369,657
Total current liabilities	824,664	129,407	1,183,539
Non-current liabilities:
Long-term borrowings			32,624
Total non-current liabilities	257,639	40,429	374,584
TOTAL LIABILITIES	1,082,303	169,836	1,558,123
CONVERTIBLE REDEEMABLE PREFERRED SHARES (total redemption value of, RMB10,886,220 and nil as of December 31, 2020 and 2021, respectively)			8,879,894	7,080,078	¥ 2,492,056
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value			11
Additional paid-in capital	12,954,163	2,032,791
Accumulated deficit	(6,538,947)	(1,026,103)	(5,213,773)
Accumulated other comprehensive income	4,322	677	2,083
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	6,420,459	1,007,510	(5,211,679)	¥ (3,439,004)	¥ (1,855,749)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	7,502,762	1,177,346	5,226,338
Common Class A
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	609	96
Common Class B
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	305	48
Common Class C
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	7	1
Parent Company
Current assets:
Cash and cash equivalents	45,520	7,143	76,865
Amount due from related parties, net	22,315	3,502
Prepayments and other receivables, net	47,524	7,458	3,500
Total current assets	115,359	18,103	80,365
Non-current assets:
Long-term Investments	23,694	3,718
Investments in subsidiaries’ and VIE’s subsidiaries	6,297,373	988,195	3,654,880
Other non-current assets	16,670	2,616
Total non-current assets	6,337,737	994,529	3,654,880
TOTAL ASSETS	6,453,096	1,012,632	3,735,245
Current liabilities: (including amounts of the consolidated VIE without recourse to ATRenew Inc.) (See Note 2.2)
Short-term borrowings	30,300	4,755	29,906
Accrued expenses and other current liabilities	2,337	367	4,500
Total current liabilities	32,637	5,122	34,406
Non-current liabilities:
Long-term borrowings			32,624
Total non-current liabilities			32,624
TOTAL LIABILITIES	32,637	5,122	67,030
CONVERTIBLE REDEEMABLE PREFERRED SHARES (total redemption value of, RMB10,886,220 and nil as of December 31, 2020 and 2021, respectively)			8,879,894
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value			11
Additional paid-in capital	12,954,163	2,032,791
Accumulated deficit	(6,538,947)	(1,026,103)	(5,213,773)
Accumulated other comprehensive income	4,322	677	2,083
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	6,420,459	1,007,510	(5,211,679)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	6,453,096	1,012,632	¥ 3,735,245
Parent Company | Common Class A
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	609	96
Parent Company | Common Class B
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	305	48
Parent Company | Common Class C
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	¥ 7	$ 1